Operating leases - Operating Lease Maturity (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
Due within 1 year	$ 30,609
Due between 1 and 5 years	68,975
Thereafter	19,012
Total future minimum lease payments	118,596
Lease imputed interest	(10,045)
Operating lease liabilities	$ 108,551